Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of Commitments (Abstract)
Commitments
18	Commitments

On July 12, 2010, the Corporation entered into a License Agreement with Merck KGaA to in-license EMD 640744, an investigational therapeutic survivin-based cancer antigen designed to target multiple solid tumors and hematological malignancies. Should the Corporation’s research using these antigens continue and prove successful through clinical trials and on to commercialization, the Corporation would be required to pay certain future milestones and royalty payments along the way. The likelihood and timing of these payments is not known at this time.